Consolidated statements of changes in equity - USD ($)	Attributable to equity shareholders of the Company	Share capital	Share premium	Translation reserve	Other reserve	Capital reserve	Accumulated losses.	Non-controlling interests	Total
Beginning balance at Dec. 31, 2018	$ 32,983,290	$ 45,691,346		$ (967,804)		$ 9,759,239	$ (21,499,491)		$ 32,983,290
Changes in equity for the year:
Loss for the year	(20,141,991)						(20,141,991)	$ (53,210)	(20,195,201)
Other comprehensive income	154,055			154,055					154,055
Total comprehensive income	(19,987,936)			154,055			(20,141,991)	(53,210)	(20,041,146)
Equity-settled share-based transactions	3,910,562					3,910,562			3,910,562
Ending balance at Dec. 31, 2019	16,905,916	45,691,346		(813,749)		13,669,801	(41,641,482)	(53,210)	16,852,706
Changes in equity for the year:
Loss for the year	(1,939,689)						(1,939,689)	(24,196)	(1,963,885)
Other comprehensive income	1,581,372			1,581,372					1,581,372
Total comprehensive income	(358,317)			1,581,372			(1,939,689)	(24,196)	(382,513)
Equity-settled share-based transactions	1,617,469					1,617,469			1,617,469
Vesting of shares under the Restricted Share Scheme	48,622					48,622			48,622
Issuance of exchange loan notes	12,870,723				$ 12,870,723				12,870,723
Shares issued upon conversion of exchange loan notes		7,549,258			(7,549,258)
Ending balance at Dec. 31, 2020	31,084,413	53,240,604		767,623	5,321,465	15,335,892	(43,581,171)	(77,406)	31,007,007
Changes in equity for the year:
Loss for the year	(174,009,273)						(174,009,273)	(7,569)	(174,016,842)
Other comprehensive income	260,112			260,112					260,112
Total comprehensive income	(173,749,161)			260,112			(174,009,273)	(7,569)	(173,756,730)
Equity-settled share-based transactions	22,494,918					22,494,918			22,494,918
Vesting of shares under the Restricted Share Scheme	4,517					4,517			4,517
Reclassification to preference shares liabilities	(279,832,806)	(37,890,771)			(241,942,035)				(279,832,806)
Reclassification to share premium arising from the restructuring		(15,348,379)	$ 15,348,379						(15,348,379)
Shares issued upon conversion of exchange loan notes		39	1,777,990		(1,778,029)
Fair value loss of convertible securities	(811,819)				(811,819)				(811,819)
Ending balance at Dec. 31, 2021	$ (400,809,938)	$ 1,493	$ 17,126,369	$ 1,027,735	$ (239,210,418)	$ 37,835,327	$ (217,590,444)	$ (84,975)	$ (400,894,913)